Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Duration 10 ETF | Defined Duration 10 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.91%	10.50%	(16.13%)